Business combinations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Use of proceeds from public offering (issuance of 6,588,389 common units to the public)	$ 45,300
Working capital adjustment	800
Liabilities assumed
Total liabilities assumed	(91,522)
Total identifiable net assets	89,898
Non-controlling interest in total identifiable net assets	89,898
Acquired share in total identifiable net asset	3,236
Hoegh Grace [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Use of proceeds from public offering (issuance of 6,588,389 common units to the public)	91,768
Working capital adjustment	407
Total consideration	92,175
Assets acquired
Cash and cash equivalents	3,774
Restricted cash	19
Trade receivables	4,446
Prepaid expenses and other receivables	51
Vessel	357,138
Other equipment	30
Intangibles: Above market time charter	11,760
Other long term assets	830
Total assets	378,048
Liabilities assumed
Trade payables	(193)
Amounts due from owners and affiliates	(622)
Accrued liabilities and other payables	(1,569)
Total long term debt	(192,286)
Derivative instruments	(2,642)
Total liabilities assumed	(197,312)
Total identifiable net assets	180,736
Non-controlling interest in total identifiable net assets	88,561
Acquired share in total identifiable net asset	$ 92,175